Shareholder's Deficit	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Shareholder's Deficit [Line Items]
SHAREHOLDER'S DEFICIT

6. SHAREHOLDER’S DEFICIT

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the ordinary shares are entitled to vote. The holders of ordinary shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of June 30, 2025, there were 1,000 ordinary shares issued and outstanding.

On August 28, 2025 (the “Closing Date”), the Company consummated the Business Combination with YD Biopharma and Breeze pursuant to the Merger Agreement. The consummation of the Business Combination involved the Breeze Merger, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Breeze Merger Sub ceased, with Breeze as the surviving corporation becoming a wholly owned subsidiary of the Company, and the Company Merger, pursuant to which, at the closing of the transactions contemplated by the Merger Agreement, the separate corporate existence of Company Merger Sub ceased, with YD Biopharma as the surviving corporation becoming a wholly owned subsidiary of the Company pursuant to the terms of the Merger Agreement and in accordance with the Companies Act. As a result of the Business Combination, the Company owns 100% of the outstanding ordinary shares of YD Biopharma and ordinary shares, warrants, and rights of Breeze.

As previously disclosed in the Company’s Registration Statement on Form F-4 initially filed with the Securities and Exchange Commission on January 30, 2025 and declared effective on July 18, 2025 (File No. 333-283428) (the “Registration Statement”), the Company secured commitments of $13.2 million through the issuance of 1,650,000 ordinary shares at $8 per share in connection with a PIPE financing completed concurrently with the closing of the business combination between the Company, Breeze Holdings Acquisition Corp., and YD Biopharma Limited (the “Business Combination”) on August 28, 2025.

At the effective time of the Business Combination on August 28, 2025, the issued and outstanding shares of 1,000 ordinary shares of the Company at a par value US$0.0001 each, were cancelled and extinguished in accordance with the Merger Agreement.

On August 28, 2025, at the closing of the Business Combination, Breeze’s outstanding shares were exchanged for 4,140,948 ordinary shares of the Company, as stipulated in the Merger Agreement. This exchange reflects the conversion of Breeze’s public shares, sponsor shares, rights and other outstanding equity interests (net of any redemptions) into ordinary shares of the Company, contributing to the post-closing equity structure of Pubco.

At the same time, pursuant to the Merger Agreement, the issued and outstanding shares of YD Biopharma were exchanged for ordinary shares of the Company with each YD Biopharma shareholder receiving its pro rata share of the Exchange Consideration. The “Exchange Consideration” was the number of newly issued Pubco ordinary shares equal to (a) a transaction value of $647,304,110 divided by (b) a per share price of $10.00. “Pro Rata Share” means, with respect to each YD Biopharma shareholder, a fraction expressed as a percentage equal to (i) the number of shares of common stock held by such YD Biopharma shareholder immediately prior to the closing, divided by (ii) the total number of issued and outstanding shares of common stock immediately prior to the closing. As a result, 64,730,411 ordinary shares of Pubco were issued to the former shareholders of YD Biopharma at closing.

In addition, on August 28, 2025, Pubco issued 1,650,000 ordinary shares to certain investors in connection with a PIPE Financing raising aggregate proceeds of $13.2 million at a price per share of $8.00.

On August 28, 2025, at the closing of the Business Combination and in accordance with the Merger Agreement, Breeze’s outstanding warrants were exchanged for 16,925,000 Pubco warrants on a one-for-one basis, with the same exercise price and terms.

As of August 28, 2025, immediately following the completion of the Business Combination closing, there were 70,521,359 Pubco ordinary shares outstanding and 16,925,000 Pubco warrants outstanding.

NOTE 6 — SHAREHOLDER’S DEFICIT

Ordinary Shares — The Company is authorized to issue 500,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote per share owned on each matter properly submitted to the shareholders on which the holders of the ordinary shares are entitled to vote. The holders of ordinary shares shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets for funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. As of December 31, 2024, there were 1,000 ordinary shares issued and outstanding.

Breeze Holdings Acquisition Corp. [Member]
Shareholder's Deficit [Line Items]
SHAREHOLDER'S DEFICIT

8. Stockholder’s Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2025, and December 31, 2024, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of June 30, 2025, and December 31, 2024, there were 3,140,000 shares of common stock issued and outstanding for both periods, excluding 224,413 and 893,712 shares of common stock subject to possible redemption, respectively.

Rights — Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Right will automatically receive one-twentieth (1/20) of a share of common stock upon consummation of the Business Combination, even if the holder of a Right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s certificate of incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a Right will be required to affirmatively convert his, her or its Rights in order to receive the one-twentieth (1/20) of a share of common stock underlying each Right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of Rights in order to receive his, her or its additional share of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the Rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of Rights to receive the same per share consideration the holders of shares of common stock will receive in the transaction on an as-converted into common stock basis.

The Company will not issue fractional shares in connection with an exchange of Rights. As a result, the holders of the Rights must hold Rights in multiples of 20 in order to receive shares for all of the holders’ Rights upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of Rights will not receive any of such funds with respect to their Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Rights, and the Rights will expire worthless. Additionally, in no event will the Company be required to net cash settle the Rights.

Note 8 — Stockholders’ Deficit

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. Pursuant to the Company’s A&R COI, our board of directors has the express authority to the full extent provided by law to adopt any such resolution or resolutions with respect to the unissued shares of preferred stock, if any, without stockholder approval. At December 31, 2024 and 2023, there were no shares of preferred stock issued or outstanding.

Common Stock — The Company is authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. Holders of shares of our common stock are entitled to one vote per share owned on each matter properly submitted to the stockholders on which the holders of the common stock are entitled to vote. The holders of shares of our common stock shall be entitled to receive dividends and other distributions (payable in cash, property or capital stock of the Company) when, as and if declared thereon by our board of directors from time to time out of any assets or funds of the Company legally available therefor and shall share equally on a per share basis in such dividends and distributions. At December 31, 2024 and 2023, there were 3,140,000 shares of common stock issued and outstanding, respectively, excluding 893,712 and 1,159,276 shares of common stock subject to possible redemption.

Rights — Except in cases where the Company is not the surviving company in a Business Combination, each holder of a Right will automatically receive one-twentieth (1/20) of a share of common stock upon consummation of the Business Combination, even if the holder of a Right converted all shares held by him, her or it in connection with the Business Combination or an amendment to the Company’s certificate of incorporation with respect to its pre-business combination activities. In the event that the Company will not be the surviving company upon completion of the Business Combination, each holder of a Right will be required to affirmatively convert his, her or its Rights in order to receive the one-twentieth (1/20) of a share of common stock underlying each Right upon consummation of the Business Combination. No additional consideration will be required to be paid by a holder of Rights in order to receive his, her or its additional share of common stock upon consummation of the Business Combination. The shares issuable upon exchange of the Rights will be freely tradable (except to the extent held by affiliates of the Company). If the Company enters into a definitive agreement for a Business Combination in which the Company will not be the surviving entity, the definitive agreement will provide for the holders of Rights to receive the same per share consideration the holders of shares of common stock will receive in the transaction on an as-converted into common stock basis.

The Company will not issue fractional shares in connection with an exchange of Rights. As a result, the holders of the Rights must hold Rights in multiples of 20 in order to receive shares for all of the holders’ Rights upon closing of a Business Combination. If the Company is unable to complete an initial Business Combination within the required time period and the Company liquidates the funds held in the Trust Account, holders of Rights will not receive any of such funds with respect to their Rights, nor will they receive any distribution from the Company’s assets held outside of the Trust Account with respect to such Rights, and the Rights will expire worthless. Additionally, in no event will the Company be required to net cash settle the Rights. Accordingly, the Rights may expire worthless.